COLUMBIA FUNDS VARIABLE INSURANCE TRUST I

Supplement dated February 1, 2010 to the

Prospectuses dated May 1, 2009 for

Columbia Marsico Focused Equities Fund, Variable Series and

Columbia Marsico Growth Fund, Variable Series

(each a “Fund” and, together, the “Funds”)

Effective on the date of this supplement, A. Douglas Rao co-manages the Funds. Accordingly, for each Fund’s Prospectuses, within the section entitled “Management of the Funds”, the sub-section “Marsico Portfolio Manager” is deleted and replaced with the following:

Marsico Portfolio Managers

Thomas F. Marsico and A. Douglas Rao are the Marsico portfolio managers responsible for making the day-to-day investment decisions for the Fund. Information about the portfolio managers is shown in the table below. The SAI provides more information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

Thomas F. Marsico

Co-manager. Service with the Fund since 1997.

Mr. Marsico is the Chief Investment Officer of Marsico and has over 20 years of experience as a securities analyst and a portfolio manager.

A. Douglas Rao

Co-manager. Service with the Fund since 2010.

Mr. Rao is a senior analyst and portfolio manager of Marsico. Associated with Marsico or its predecessors as an investment professional since 2005 and has 10 years of experience as a securities analyst. Prior to joining Marsico, Mr. Rao spent more than four years at Trust Company of the West (TCW) where he was a Senior Vice President and Financial Services Analyst for U.S. equities.

Shareholders should retain this Supplement for future reference.

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I

Supplement dated February 1, 2010 to the

Statement of Additional Information dated May 1, 2009 for

Columbia Marsico Focused Equities Fund, Variable Series and

Columbia Marsico Growth Fund, Variable Series

(each a “Fund” and, together, the “Funds”)

Effective on the date of this Supplement, in the sub-section entitled “The Sub-Advisor(s) and Investment Sub-Advisory Services”, within the section entitled “Investment Advisory and Other Services”, the following information as it pertains to each Fund is revised as follows:

1.	The following is added to the table under the heading “Marsico Portfolio Managers”:

Portfolio Manager	Fund
A. Douglas Rao	Marsico Focused Equities Fund VS Marsico Growth Fund VS

2.	The following is added to the table under the heading “Other Accounts Managed by the Marsico Portfolio Manager(s)”:

Portfolio Manager	Other SEC-registered open- end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
A. Douglas Rao(3)	1	$37 million	0	$0	0	$0

[3]	Account information is provided as of December 31, 2009

3.	The following are added to the table under the heading “Other Accounts Managed by the Marsico Portfolio Manager(s) for which the Advisory Fee is Based on Performance”:

Portfolio Manager	Other SEC-registered open- end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
A. Douglas Rao*	0	$0	0	$0	0	$0

*	Account information is provided as of December 31, 2009

4.	The following are added to the table under the heading “Marsico Portfolio Manager Ownership of the Funds as of December 31, 2008”:

Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund Beneficially Owned
A. Douglas Rao*	Marsico Focused Equities Fund VS	None
A. Douglas Rao*	Marsico Growth Fund VS	None

*	Account information is provided as of December 31, 2009

Shareholders should retain this Supplement for future reference.